Other Borrowed Funds (Schedule of Other Borrowed Funds) (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Kookmin Bank [Member] Bank of Korea [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Bank of Korea [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Foreign Currency [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Foreign Currency [Member] KRW	Dec. 31, 2010 Foreign Currency [Member] KRW	Dec. 31, 2009 Foreign Currency [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Trust Managed by Bank [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Trust Managed by Bank [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Debentures [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Debentures [Member] KRW	Dec. 31, 2010 Debentures [Member] KRW	Dec. 31, 2009 Debentures [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Other Borrowing [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Other Borrowing [Member] KRW	Dec. 31, 2010 Other Financial Institutions [Member] KRW	Dec. 31, 2009 Other Financial Institutions [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Subtotal [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Subtotal [Member] KRW	Dec. 31, 2010 Subtotal [Member] KRW	Dec. 31, 2009 Subtotal [Member] KRW
Outstanding balance	$ 7,761,543		8,775,200,000	8,176,286,000	930,653,000	1,343,725,000	2,828,324,000	2,771,349,000	301,808,000	58,228,000	1,834,461,000	1,658,160,000	1,895,502,000	2,117,331,000	750,000,000		75,586,000	64,839,000	158,866,000	162,654,000	7,564,526,000	7,955,404,000	1,210,674,000	220,882,000
Weighted average interest rate	2.61%	2.82%			1.22%	1.25%	1.24%	2.85%	0.93%	2.29%	1.90%	1.76%	4.94%	4.67%	6.65%		3.28%	3.80%	5.05%	5.74%	2.35%	2.84%	5.01%	4.83%